UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21758
CLIPPER FUNDS TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2026
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Clipper FundSM
CFIMX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual  shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$35	0.68%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 9.60%, versus a 10.21% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Detractors from Performance
  Financials - underperformed the Index sector (-6% vs -1%) and overweight (average weighting 28% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Ping An Insurance (-20%), and Wells Fargo (-10%)
  Significantly underweight in Information Technology (average weighting 9% vs 35%)
  Industrials - underperformed the Index sector (+1% vs +20%) and underweight (average weighting 2% vs 9%)
    DiDi Global (-37%)
  Energy - underperformed the Index sector (+7% vs +20%)
  Communication Services - underperformed the Index sector (-1% vs +1%) and overweight (average weighting 15% vs 10%)
    Meta Platforms (-15%) and Pinterest (-19%)
  Individual holdings
    Trip.com Group (-45%), Naspers (-25%), and LyondellBasell Industries (-5%)
    LyondellBasell Industries - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+119% vs +20%)
    Samsung Electronics (+160%) and Applied Materials (+182%) - two largest individual contributors
    Texas Instruments (+74%)
  Health Care - outperformed the Index sector (+20% vs +3%)
    CVS Health (+33%), Viatris (+30%), and UnitedHealth Group (+28%)
  Consumer Discretionary - outperformed the Index sector (+5% vs -1%)
    MGM Resorts (+31%)
  Overweight in Energy (average weighting 8% vs 3%)
    Devon Energy (+11%) - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
  Individual holdings
    Alphabet (+14%) and U.S. Bancorp (+15%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Clipper Fund	25.74%	11.78%	13.34%
S&P 500 Index	22.32%	13.40%	15.50%
Russell 1000 Value Index	27.12%	11.17%	11.52%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund's website at www.clipperfund.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.5
Total number of portfolio holdings as of 06/30/26	35
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$3.8
Top Sectors as of 06/30/26 Net Assets
Financials	27.46%
Health Care	15.33%
Communication Services	14.04%
Consumer Discretionary	11.98%
Information Technology	8.30%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at clipperfund.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-432-2504.
CLIPPER FUNDS TRUST

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Clipper Fund
(portfolio of Clipper Funds Trust)
June 30, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(ITEMS 7-11 OF FORM N-CSR)

CLIPPER FUNDSM

CLIPPER FUNDSM
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.87%)
COMMUNICATION SERVICES – (14.04%)
Media & Entertainment – (14.04%)
Alphabet Inc., Class A	313,745	$112,123,051
ASAC II L.P. *(a)(b)(c)	407,313	440,916
Meta Platforms, Inc., Class A	132,060	74,388,077
Pinterest, Inc., Class A *	812,530	17,087,506
Total Communication Services		204,039,550
CONSUMER DISCRETIONARY – (11.98%)
Consumer Discretionary Distribution & Retail – (5.66%)
Amazon.com, Inc. *	248,227	59,162,423
Naspers Ltd. - N (South Africa)	460,800	23,138,509
		82,300,932
Consumer Services – (6.32%)
MGM Resorts International *	1,575,447	75,322,121
Trip.com Group Ltd., ADR (China) *	412,680	16,441,171
		91,763,292
Total Consumer Discretionary		174,064,224
CONSUMER STAPLES – (3.41%)
Food, Beverage & Tobacco – (3.41%)
Tyson Foods, Inc., Class A	865,990	49,577,928
Total Consumer Staples		49,577,928
ENERGY – (7.27%)
ConocoPhillips	159,800	16,612,808
Devon Energy Corp.	1,595,909	65,942,960
Tourmaline Oil Corp. (Canada)	553,770	23,154,282
Total Energy		105,710,050
FINANCIALS – (27.46%)
Banks – (8.07%)
U.S. Bancorp	1,420,850	85,819,340
Wells Fargo & Co.	381,510	31,527,987
		117,347,327
Financial Services – (11.91%)
Consumer Finance – (7.07%)
Capital One Financial Corp.	512,028	102,723,057
Financial Services – (4.84%)
Berkshire Hathaway Inc., Class A *	94	70,391,900
		173,114,957
Insurance – (7.48%)
Life & Health Insurance – (1.48%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,280,000	21,447,204
Property & Casualty Insurance – (6.00%)
Markel Group Inc. *	44,677	87,254,628
		108,701,832
Total Financials		399,164,116
HEALTH CARE – (15.33%)
Health Care Equipment & Services – (11.71%)
Cigna Group	129,690	35,752,939
CVS Health Corp.	781,360	80,831,692
Solventum Corp. *	295,500	22,797,825
UnitedHealth Group Inc.	73,910	30,719,214
		170,101,670
Pharmaceuticals, Biotechnology & Life Sciences – (3.62%)
Viatris Inc.	3,314,190	52,629,337
Total Health Care		222,731,007
INDUSTRIALS – (2.59%)
Capital Goods – (1.81%)
AGCO Corp.	116,310	13,922,307
Owens Corning	78,250	12,438,620
		26,360,927
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.78%)
DiDi Global Inc., Class A, ADS (China) *	3,362,202	$11,263,377
Total Industrials		37,624,304
INFORMATION TECHNOLOGY – (8.30%)
Semiconductors & Semiconductor Equipment – (1.96%)
Applied Materials, Inc.	7,154	5,172,342
Texas Instruments Inc.	78,212	23,312,651
		28,484,993
Software & Services – (1.86%)
SAP SE (Germany)	175,220	27,009,838
Technology Hardware & Equipment – (4.48%)
Samsung Electronics Co., Ltd. (South Korea)	293,600	65,148,992
Total Information Technology		120,643,823
MATERIALS – (3.49%)
LyondellBasell Industries N.V.	564,140	29,701,971
Teck Resources Ltd., Class B (Canada)	352,869	20,981,591
Total Materials		50,683,562
TOTAL COMMON STOCK – (Identified cost $776,018,544)		1,364,238,564

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.57%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (d)	$15,134,000	$15,134,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (e)	24,214,000	24,214,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (f)	56,128,000	56,128,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $95,476,000)		95,476,000
Total Investments – (100.44%) – (Identified cost $871,494,544)		1,459,714,564
Liabilities Less Other Assets – (0.44%)		(6,375,512)
Net Assets – (100.00%)		$1,453,339,052

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)
Dated 06/30/26, repurchase value of $15,135,543 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $15,436,680).

(e)
Dated 06/30/26, repurchase value of $24,216,448 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-5.50%, 04/15/30-03/15/61, total fair value $24,698,280).

(f)
Dated 06/30/26, repurchase value of $56,133,722 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $57,250,560).

See Notes to Financial Statements

CLIPPER FUNDSM
Statement of Assets and Liabilities
At June 30, 2026 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,459,714,564
Cash	192,097
Receivables:
Capital stock sold	875,039
Dividends and interest	2,090,649
Investment securities sold	22,037,297
Prepaid expenses	8,828
Total assets	1,484,918,474

LIABILITIES:
Payables:
Capital stock redeemed	23,342,429
Investment securities purchased	7,135,498
Accrued investment advisory fees	725,681
Other accrued expenses	375,814
Total liabilities	31,579,422

NET ASSETS	$1,453,339,052

SHARES OUTSTANDING	87,985,043

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$16.52

NET ASSETS CONSIST OF:
Paid-in capital	$789,194,739

Distributable earnings	664,144,313
Net Assets	$1,453,339,052

*Including:
Cost of investments	$871,494,544
See Notes to Financial Statements

CLIPPER FUNDSM
Statement of Operations
For the six months ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$10,313,124
Interest		1,613,561
Net securities lending income		8,730
Total income		11,935,415

Expenses:
Investment advisory fees (Note 3)	$3,847,749
Custodian fees	140,719
Transfer agent fees	546,500
Audit fees	32,490
Legal fees	10,403
Reports to shareholders	10,619
Tax service fees	7,599
Trustees' fees and expenses	33,915
Registration and filing fees	24,237
ReFlow liquidity program fees (Note 7)	70,666
Miscellaneous	30,925
Total expenses		4,755,822
Net investment income		7,179,593

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		70,405,119
In-kind redemptions (Note 2, 7)		63,423,352
Foreign currency transactions		(79,340)
Net realized gain		133,749,131
Net decrease in unrealized appreciation		(11,309,085)
Net realized and unrealized gain on investments and foreign currency transactions		122,440,046
Net increase in net assets resulting from operations		$129,619,639

*Net of foreign taxes withheld of		$295,625
See Notes to Financial Statements

CLIPPER FUNDSM
Statements of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025

OPERATIONS:
Net investment income	$7,179,593	$11,521,406
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	133,749,131	151,215,484
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(11,309,085)	135,207,548
Net increase in net assets resulting from operations	129,619,639	297,944,438

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(75,271,495)	(107,441,153)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4, 7)	42,146,037	16,845,357

Total increase in net assets	96,494,181	207,348,642

NET ASSETS:
Beginning of period	1,356,844,871	1,149,496,229
End of period	$1,453,339,052	$1,356,844,871
See Notes to Financial Statements

CLIPPER FUNDSM
Notes to Financial Statements
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Clipper Funds Trust, a Delaware statutory trust (“Trust”), on behalf of Clipper Fund (“Fund”), a series of the Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term capital growth and capital preservation. Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase) that are trading at prices below the Adviser’s estimate of their intrinsic values. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Trustees has designated the Adviser as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$203,598,634	$–	$440,916	$204,039,550
Consumer Discretionary	150,925,715	23,138,509	–	174,064,224
Consumer Staples	49,577,928	–	–	49,577,928
Energy	105,710,050	–	–	105,710,050
Financials	377,716,912	21,447,204	–	399,164,116
Health Care	222,731,007	–	–	222,731,007
Industrials	37,624,304	–	–	37,624,304
Information Technology	28,484,993	92,158,830	–	120,643,823
Materials	50,683,562	–	–	50,683,562
Short-Term Investments	–	95,476,000	–	95,476,000
Total Investments	$1,227,053,105	$232,220,543	$440,916	$1,459,714,564

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2026 was $11,812. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2026
Investments in Securities:
Common Stock	$429,104	$–	$–	$11,812	$–	$–	$–	$440,916
Total Level 3	$429,104	$–	$–	$11,812	$–	$–	$–	$440,916
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$440,916	Income Approach / Discounted Cash Flow	Annualized Yield	5.133%	Decrease
Total Level 3	$440,916
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2026, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
At June 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$879,178,576

Unrealized appreciation	625,764,546
Unrealized depreciation	(45,228,558)
Net unrealized appreciation	$580,535,988
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, Trustee deferred compensation, corporate actions, in-kind redemptions, equalization, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Trustees Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Trustees (including a Trustee Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Trustee’s account is based upon years of service and fees paid to each Trustee during the years of service. The amount paid to the Trustee by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Fund follows the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the six months ended June 30, 2026 were $136,909,999 and $129,915,411, respectively.
The proceeds from in-kind redemptions of investment securities during the six months ended June 30, 2026 were $70,737,495, which includes $37,280,679 in redemptions in-kind through ReFlow and $33,456,816 in other redemptions in-kind. See note 7 for further information on redemptions in-kind through ReFlow.
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Trustees) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets greater than $10 billion. Advisory fees paid during the six months ended June 30, 2026 approximated 0.55% of the average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended June 30, 2026 amounted to $36,342. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian.
NOTE 4 - CAPITAL STOCK
At June 30, 2026, there were unlimited shares of capital stock (no par value) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2026 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:*	7,156,353	3,596,930	(8,151,059)	2,602,224
Value: *	$117,506,111	$58,917,716	$(134,277,790)	$42,146,037

*	Sold and redeemed amounts include activity in connection with in-kind transactions (See Notes 2 and 7 of the Notes to Financial Statements).

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2025
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:*, †	8,748,066	5,707,413	(13,485,200)	970,279
Value: *	$127,126,619	$83,579,652	$(193,860,914)	$16,845,357

*	Sold and redeemed amounts include activity in connection with in-kind transactions (See Notes 2 and 7 of the Notes to Financial Statements).
†	Share activity prior to May 9, 2025 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2026, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $440,916 or 0.03% of the Fund’s net assets as of June 30, 2026. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2026

ASAC II L.P.	10/10/13	407,313	$1.0000	$1.0825
NOTE 7 - REFLOW LIQUIDITY PROGRAM
The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Trustees has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing the Fund's net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund's net assets do not decline, the Adviser typically will also benefit.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 7 - REFLOW LIQUIDITY PROGRAM – (CONTINUED)
ReFlow activity during the six months ended June 30, 2026 was as follows:

Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
2,433,279	$40,264,202	2,433,279	$40,353,139	$33,915,742

CLIPPER FUNDSM
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31,
		2025[a]	2024[a]	2023[a]	2022[a]	2021[a]
Net Asset Value, Beginning of Period	$15.89	$13.62	$12.93	$10.49	$13.64	$13.17

Income (Loss) from Investment Operations:
Net Investment Income[b]	0.08	0.14	0.13	0.12	0.11	0.05
Net Realized and Unrealized Gains (Losses)	1.44	3.45	2.39	3.11	(2.66)	2.30
Total from Investment Operations	1.52	3.59	2.52	3.23	(2.55)	2.35

Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.14)	(0.14)	(0.13)	(0.13)	(0.05)
Distributions from Realized Gains	(0.82)	(1.18)	(1.69)	(0.66)	(0.47)	(1.83)
Total Dividends and Distributions	(0.89)	(1.32)	(1.83)	(0.79)	(0.60)	(1.88)

Net Asset Value, End of Period	$16.52	$15.89	$13.62	$12.93	$10.49	$13.64

Total Return[c]	9.60%	27.43%	19.49%	31.48%	(18.75)%	17.78%

Ratios/Supplemental Data:
Net Assets, End of Period (in millions)	$1,453	$1,357	$1,149	$1,067	$880	$1,189
Ratio of Expenses to Average Net Assets:
Gross	0.68% [d]	0.68%	0.70%	0.71%	0.71%	0.71%
Net[e]	0.68% [d]	0.68%	0.70%	0.71%	0.71%	0.71%
Ratio of Net Investment Income to Average
Net Assets	1.03% [d]	0.96%	0.94%	1.05%	0.95%	0.33%
Portfolio Turnover Rate[f]	10%	17%	20%	8%	9%	25%

a	Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 9, 2025.
b	Per share calculations were based on average shares outstanding for the period.
c
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

d	Annualized.
e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
f
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-kind redemptions are excluded from the calculation.

See Notes to Financial Statements

CLIPPER FUNDSM
Trustee Approval of Advisory Agreement (Unaudited)

Process of Annual Review
The Board of Trustees of Clipper Funds Trust oversees the management of the Clipper Fund and, as required by law, determines annually whether to approve the continuance of the Clipper Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreement”).
With the assistance of counsel to the Independent Trustees, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2026. As part of this process, Davis Advisors provided the Independent Trustees with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. Clipper Fund, Inc. was reorganized into Clipper Funds Trust in December 2014. For this reason, the review included historical information for Clipper Fund, Inc.
In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of Clipper Fund (referred to herein as the “Fund” or “Clipper Fund”) and its shareholders.
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement
The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.
The Independent Trustees considered the investment performance of the Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether:
1.
The Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in the Fund and similarly managed accounts and strategies. The Independent Trustees considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns. In addition, the Independent Trustees concluded that significant investments by Davis have contributed to the economies of scale that have lowered fees and expenses for Clipper Fund’s shareholders over time.
The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Clipper Fund’s shareholders are likely to be well served by the renewal of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must take many factors into consideration in representing the shareholders of the Clipper Fund, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

CLIPPER FUNDSM
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement − (Continued)
The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Trustees recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Trustees assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Trustees reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Fund, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Trustees compared the fees paid to Davis Advisors by the Clipper Fund with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Trustees noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for Clipper Fund and Davis Advisors’ other lines of business.
Clipper Fund
Davis Advisors began the day-to-day management of Clipper Fund on January 1, 2006. The Independent Trustees noted that Clipper Fund outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the one- and three-year time periods, but underperformed the S&P 500 over the five-, ten-year, and since-inception time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Trustees that compared the Fund to all Lipper retail and institutional large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Trustees also reviewed the Fund’s performance versus both the S&P 500 and the Lipper Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 14 out of 38 rolling five-year time periods and outperformed the Lipper Large-Cap Value category in 20 out of 38 rolling five-year time periods, all periods ended December 31 for each year from 1988 through 2025. The Fund outperformed the S&P 500 in 13 out of 33 rolling ten-year time periods and outperformed the Lipper Large-Cap Value category in 20 out of 33 rolling ten-year time periods, all periods ended December 31 for each year from 1993 through 2025.

CLIPPER FUNDSM
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Clipper Fund − (Continued)
The Independent Trustees considered Clipper Fund’s contractual management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. They also considered Clipper Fund’s actual management fee, which was reasonable and in line with the median of its expense universe, as determined by Broadridge. They noted that the Fund has an advisory fee schedule that begins at 0.55% and declines from there in a series of breakpoints. In addition, the Independent Trustees noted that the breakpoint discounts in the Fund’s advisory fee schedule would provide for the sharing by Davis Advisors with Fund shareholders of any economies of scale that may exist in the management of the Fund. They also considered that, based on its asset level, the Fund does not qualify for a breakpoint in its advisory fee. In addition, the Independent Trustees noted that the Fund’s advisory fee schedule is identical to two other open-end mutual funds that Davis Advisors serves as investment adviser and that have a higher asset level than the Fund.
Approval of Advisory Agreement
The Independent Trustees concluded that Davis Advisors had provided Clipper Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Trustees determined that the advisory fee for the Clipper Fund was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that continuation of the Advisory Agreement is in the best interests of the Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO TRUSTEES, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Trustee Approval of Advisory Agreement on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 19, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 19, 2026